REGULATORY CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
Banking and Thrift [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
 The following table sets forth for Citigroup and Citibank the regulatory capital tiers, total risk-weighted assets, quarterly adjusted average total assets, Total Leverage Exposure, risk-based capital ratios and leverage ratios in accordance with current regulatory standards (reflecting Basel III Transition Arrangements).

In millions of dollars, except ratios	Stated minimum	Citigroup		Citibank
		Well capitalized minimum	December 31, 2016	Well capitalized minimum	December 31, 2016
Common Equity Tier 1 Capital			$167,378		$126,220
Tier 1 Capital			178,387		126,465
Total Capital (Tier 1 Capital + Tier 2 Capital)			202,146		138,821
Total risk-weighted assets(1)			1,166,764		973,933
Quarterly adjusted average total assets(2)			1,768,415		1,333,161
Total Leverage Exposure(3)			2,351,883		1,859,394
Common Equity Tier 1 Capital ratio(4)	4.5%	N/A	14.35%	6.5%	12.61%
Tier 1 Capital ratio(4)	6.0	6.0%	15.29	8.0	12.63
Total Capital ratio(4)	8.0	10.0	17.33	10.0	14.25
Tier 1 Leverage ratio	4.0	N/A	10.09	5.0	9.49
Supplementary Leverage ratio(5)	N/A	N/A	7.58	N/A	6.80

(1)
Reflected in the table above are Citigroup’s and Citibank’s total risk-weighted assets as derived under the Basel III Advanced Approaches. At December 31, 2016, Citigroup’s and Citibank’s total risk-weighted assets as derived under the Basel III Standardized Approach were $1,126 billion and $1,001 billion, respectively.

(2)	Tier 1 Leverage ratio denominator.

(3)	Supplementary Leverage ratio denominator.

(4)
As of December 31, 2016, Citigroup’s reportable Common Equity Tier 1 Capital, Tier 1 Capital, and Total Capital ratios were the lower derived under the Basel III Advanced Approaches framework. As of December 31, 2016, Citibank’s reportable Common Equity Tier 1 Capital and Tier 1 Capital ratios were the lower derived under the Basel III Standardized Approach framework, while Citibank’s reportable Total Capital ratio was the lower derived under the Basel III Advanced Approaches framework.

(5)
Commencing on January 1, 2018, Citi and Citibank will be required to maintain a stated minimum Supplementary Leverage ratio of 3%, and Citibank will be required to maintain a Supplementary Leverage ratio of 6% to be considered “well capitalized.”

N/A  Not Applicable